OTHER NON-CURRENT ASSETS OTHER NON-CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2014
OTHER NON-CURRENT ASSETS [Abstract]
Schedule of Other Assets, Noncurrent [Table Text Block]

(in thousands of $)	2014	2013
Mark-to-market interest rate swaps valuation (see note 24)	3,617	5,335
Methane Princess Lease security deposit movements (see note 25(h))	—	4,257
Deferred tax asset (see notes 8 and 12)	6,439	—
Other long-term assets	5,227	5,969
	15,283	15,561